Financial assets and liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 23	$ 950
Prepaid insurance and subscriptions	3,219	2,025
Other	360	367
Prepayments	$ 3,602	$ 3,342